Investments in equity accounted units (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Investments Accounted For Using Equity Method Explanatory [Abstract]
Summary of investments in equity accounted units
Summary balance sheet (Rio Tinto share)

	2019 US$m	2018 US$m
Rio Tinto's share of assets
– Non-current assets	5,820	6,000
– Current assets	831	887
	6,651	6,887
Rio Tinto's share of liabilities
– Current liabilities	(675)	(607)
– Non-current liabilities	(2,005)	(1,981)
	(2,680)	(2,588)
Rio Tinto's share of net assets	3,971	4,299